Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 138	$ 145
Amortisation for the year	5	6	$ 20
Ending balance	123	138	145
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	299	564	558
Additions	1	1	5
Disposals	(3)
Transfer to non-current assets and liabilities held for sale	0	(17)
Transfers and other movements	4	(264)	(4)
Translation	(18)	15	5
Ending balance	283	299	564
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	161	419	397
Amortisation for the year	5	6	20
Disposals	(3)
Impairment		9
Transfer to non-current assets and liabilities held for sale		(15)
Transfers and other movements	4	(264)	(3)
Translation	(7)	6	5
Ending balance	160	161	419
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	127	126
Ending balance	116	127	126
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	127	379	380
Additions	0	0	0
Disposals	0
Transfer to non-current assets and liabilities held for sale	0	0
Transfers and other movements	0	(263)	0
Translation	(11)	11	(1)
Ending balance	116	127	379
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	253	254
Disposals	0
Impairment		9
Transfer to non-current assets and liabilities held for sale		0
Transfers and other movements	0	(263)	0
Translation	0	1	(1)
Ending balance	0	0	253
Software and licences
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8	13
Ending balance	6	8	13
Software and licences | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	112	125	118
Additions	1	1	5
Disposals	(2)
Transfer to non-current assets and liabilities held for sale	0	(17)
Transfers and other movements	4	(1)	(4)
Translation	(7)	4	6
Ending balance	108	112	125
Software and licences | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	104	112	93
Amortisation for the year	3	3	16
Disposals	(2)
Impairment		0
Transfer to non-current assets and liabilities held for sale		(15)
Transfers and other movements	4	(1)	(3)
Translation	(7)	5	6
Ending balance	102	104	112
Royalty tax rate concession and other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3	6
Ending balance	1	3	6
Royalty tax rate concession and other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	60	60	60
Additions	0	0	0
Disposals	(1)
Transfer to non-current assets and liabilities held for sale	0	0
Transfers and other movements	0	0	0
Translation	0	0	0
Ending balance	59	60	60
Royalty tax rate concession and other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	57	54	50
Amortisation for the year	2	3	4
Disposals	(1)
Impairment		0
Transfer to non-current assets and liabilities held for sale		0
Transfers and other movements	0	0	0
Translation	0	0	0
Ending balance	$ 58	$ 57	$ 54